Shareholders' equity, net - Partners' equity (Details) - Minera Yanacocha SRL and subsidiary [Member] - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 21, 2017	Dec. 31, 2020	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2019	Dec. 31, 2018	Jun. 14, 2018	Feb. 19, 2018
Disclosure Of Partners Equity Net LineItems [Line Items]
Number of shares issued and fully paid					656,484,745	656,484,745
Subsidiary Sale Of Stock Shares Approved For Reduction								63,922,565
Subsidiary Sale Of Stock Shares Approved For Sale							63,922,565
Applicable Dividend Distribution Tax Rate			5.00%	6.80%
Treasury shares [member]
Disclosure Of Partners Equity Net LineItems [Line Items]
Number of shares purchased	63,922,565
Payments to acquire or redeem entity's shares	$ 47,911
Percentage of stock purchased	5.00%
Common shares [member]
Disclosure Of Partners Equity Net LineItems [Line Items]
Number of shares issued and fully paid		1,214,528,739			1,214,528,739
Value of shares issued and fully paid		$ 398,216
Subsidiary sale of stock value approved for reduction								$ 19,711